Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 10, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio

Prospectus Supplement

May 10, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 10, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Limited Duration Portfolio

The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").

The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Please retain this supplement for future reference.

  IFTFISPT 5/11

The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").
The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000741375_SupplementTextBlock

Prospectus Supplement

May 10, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 10, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Limited Duration Portfolio

The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").

The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Please retain this supplement for future reference.

  IFTFISPT 5/11

Investment Strategy, Heading	rr_StrategyHeading	The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").
Risk, Heading	rr_RiskHeading	The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":
Risk, Narrative	rr_RiskNarrativeTextBlock

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Limited Duration Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLDX